Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Communication Services (2.5%)
*	Iridium Communications Inc.	112,502	2,411
	Cogent Communications Holdings Inc.	32,228	1,885
*	Vonage Holdings Corp.	119,694	1,417
	EW Scripps Co. Class A	64,822	987
	Marcus Corp.	24,773	866
	ATN International Inc.	12,510	732
*	QuinStreet Inc.	44,655	684
*	Care.com Inc.	30,180	431
*	TechTarget Inc.	16,380	310
	Consolidated Communications Holdings Inc.	45,807	183
			9,906
Consumer Discretionary (13.0%)
	Strategic Education Inc.	25,056	4,410
	Monro Inc.	38,136	3,040
*	Fox Factory Holding Corp.	43,764	2,933
*,^ iRobot Corp.		32,024	2,790
*	Dorman Products Inc.	33,448	2,731
	Wingstop Inc.	33,797	2,693
	Dave & Buster's Entertainment Inc.	42,191	2,099
	Dine Brands Global Inc.	20,218	1,909
*	Shake Shack Inc. Class A	29,975	1,839
	Wolverine World Wide Inc.	65,425	1,828
	Children's Place Inc.	18,672	1,730
*	Kontoor Brands Inc.	53,765	1,575
*	Career Education Corp.	80,502	1,511
*	Crocs Inc.	76,994	1,487
*	Cavco Industries Inc.	9,868	1,417
	Steven Madden Ltd.	42,253	1,278
*	Sleep Number Corp.	35,239	1,227
*	Shutterfly Inc.	24,391	1,158
	Callaway Golf Co.	70,502	1,036
	BJ's Restaurants Inc.	24,242	1,015
*	Gentherm Inc.	26,827	1,003
	Guess? Inc.	57,754	934
	Oxford Industries Inc.	13,066	931
*	RH	10,519	896
*	Asbury Automotive Group Inc.	10,537	782
	Ruth's Hospitality Group Inc.	32,614	746
	Designer Brands Inc. Class A	36,471	660
*	Regis Corp.	34,673	646
	Sturm Ruger & Co. Inc.	12,833	638
*	Stamps.com Inc.	18,928	635
*	Boot Barn Holdings Inc.	22,779	595
*	American Public Education Inc.	18,840	527
	Standard Motor Products Inc.	11,688	495
	Shutterstock Inc.	10,954	417
	Movado Group Inc.	13,008	335
*	Monarch Casino & Resort Inc.	7,336	316

Tailored Brands Inc.	57,945	305
^ Shoe Carnival Inc.	11,582	297
* Chuy's Holdings Inc.	12,650	280
* El Pollo Loco Holdings Inc.	25,571	268
* Ascena Retail Group Inc.	200,688	211
* Fiesta Restaurant Group Inc.	13,022	185
* Liquidity Services Inc.	30,323	170
		51,978
Consumer Staples (3.3%)
WD-40 Co.	15,927	2,490
* Avon Products Inc.	510,005	1,917
Medifast Inc.	13,686	1,765
J&J Snack Foods Corp.	10,568	1,700
Inter Parfums Inc.	19,960	1,293
^ B&G Foods Inc.	49,277	1,082
^ Calavo Growers Inc.	12,101	1,058
MGP Ingredients Inc.	9,280	559
Cal-Maine Foods Inc.	14,946	553
* Chefs' Warehouse Inc.	15,498	491
John B Sanfilippo & Son Inc.	4,552	349
		13,257
Energy (2.7%)
* ProPetro Holding Corp.	85,556	1,662
* Whiting Petroleum Corp.	81,880	1,505
Archrock Inc.	150,501	1,335
DMC Global Inc.	16,351	1,106
* Carrizo Oil & Gas Inc.	97,990	998
* Denbury Resources Inc.	529,472	762
* Renewable Energy Group Inc.	42,865	670
* KLX Energy Services Holdings Inc.	25,673	506
* Penn Virginia Corp.	15,424	470
Nabors Industries Ltd.	183,576	433
* CONSOL Energy Inc.	13,327	349
* Unit Corp.	27,558	265
* Noble Corp. plc	122,994	239
* HighPoint Resources Corp.	127,133	238
* Bonanza Creek Energy Inc.	11,139	218
* Era Group Inc.	11,182	82
* Pioneer Energy Services Corp.	91,592	29
		10,867
Financials (15.0%)
FirstCash Inc.	50,191	4,754
RLI Corp.	45,128	3,876
Glacier Bancorp Inc.	97,366	3,837
Community Bank System Inc.	59,117	3,654
Selective Insurance Group Inc.	44,154	3,164
Old National Bancorp	173,523	2,766
Independent Bank Corp.	39,557	2,743
LegacyTexas Financial Group Inc.	52,070	1,901
Westamerica Bancorporation	30,999	1,856
Redwood Trust Inc.	111,400	1,775
* Blucora Inc.	55,581	1,721
* eHealth Inc.	21,162	1,493
City Holding Co.	19,163	1,400
American Equity Investment Life Holding Co.	49,083	1,390
* Seacoast Banking Corp. of Florida	59,224	1,373

	First Midwest Bancorp Inc.	67,833	1,322
	First BanCorp	127,906	1,274
	United Fire Group Inc.	24,649	1,157
	CVB Financial Corp.	55,440	1,139
	Universal Insurance Holdings Inc.	36,922	1,072
*	NMI Holdings Inc. Class A	35,913	979
	Great Western Bancorp Inc.	30,119	936
	AMERISAFE Inc.	14,929	889
	Veritex Holdings Inc.	34,270	871
*	Axos Financial Inc.	30,349	829
	S&T Bancorp Inc.	21,888	825
*	Triumph Bancorp Inc.	28,253	793
	ServisFirst Bancshares Inc.	22,737	713
	Waddell & Reed Financial Inc. Class A	43,872	708
	Brookline Bancorp Inc.	48,599	697
	ARMOUR Residential REIT Inc.	37,736	657
	New York Mortgage Trust Inc.	107,540	650
	National Bank Holdings Corp. Class A	17,577	617
	Heritage Financial Corp.	21,354	600
	Granite Point Mortgage Trust Inc.	30,218	562
*	World Acceptance Corp.	4,129	546
	Tompkins Financial Corp.	6,750	533
	WisdomTree Investments Inc.	86,558	520
	Central Pacific Financial Corp.	17,376	483
*	HomeStreet Inc.	15,600	444
	Virtus Investment Partners Inc.	4,301	437
	OFG Bancorp	23,195	436
	TrustCo Bank Corp. NY	57,151	422
	HCI Group Inc.	7,816	318
	Preferred Bank	7,235	317
	Fidelity Southern Corp.	10,666	300
	Greenhill & Co. Inc.	12,543	188
			59,937
Health Care (18.8%)
*	Omnicell Inc.	46,998	3,734
*	Neogen Corp.	59,993	3,381
*	Repligen Corp.	47,831	3,323
*	Merit Medical Systems Inc.	63,241	3,265
	Ensign Group Inc.	57,069	3,039
*	HMS Holdings Corp.	98,222	2,989
*	AMN Healthcare Services Inc.	53,993	2,615
*	NeoGenomics Inc.	117,020	2,540
*	LHC Group Inc.	21,541	2,440
*	Integer Holdings Corp.	34,469	2,416
	CONMED Corp.	29,842	2,402
*	Arrowhead Pharmaceuticals Inc.	89,836	2,130
*,^ Medicines Co.		56,842	2,026
*	BioTelemetry Inc.	38,754	1,855
*	Supernus Pharmaceuticals Inc.	60,325	1,812
*	Enanta Pharmaceuticals Inc.	18,167	1,644
	US Physical Therapy Inc.	14,633	1,635
*	Medpace Holdings Inc.	30,051	1,622
*	Cardiovascular Systems Inc.	40,168	1,565
*	REGENXBIO Inc.	35,296	1,518
*	Emergent BioSolutions Inc.	31,614	1,262
*	Corcept Therapeutics Inc.	120,554	1,179
*	Endo International plc	230,620	1,142

* CryoLife Inc.	39,344	1,131
* Myriad Genetics Inc.	44,868	1,111
* Cambrex Corp.	27,564	1,097
* Innoviva Inc.	77,926	1,065
* NextGen Healthcare Inc.	55,035	1,059
Luminex Corp.	47,777	1,008
* Tivity Health Inc.	54,617	999
* Tactile Systems Technology Inc.	19,611	942
* Tabula Rasa HealthCare Inc.	20,169	911
* Spectrum Pharmaceuticals Inc.	121,335	893
* Vanda Pharmaceuticals Inc.	60,554	889
* Momenta Pharmaceuticals Inc.	74,772	870
* AngioDynamics Inc.	42,711	803
* Addus HomeCare Corp.	11,602	793
* CorVel Corp.	10,502	777
* Amphastar Pharmaceuticals Inc.	39,778	766
* Orthofix Medical Inc.	14,243	703
* Lantheus Holdings Inc.	29,247	702
* Varex Imaging Corp.	26,292	701
* ANI Pharmaceuticals Inc.	9,531	664
* Surmodics Inc.	15,600	633
* Eagle Pharmaceuticals Inc.	11,831	601
* Natus Medical Inc.	22,684	565
* Heska Corp.	7,910	554
Meridian Bioscience Inc.	48,869	552
* HealthStream Inc.	16,824	421
* Progenics Pharmaceuticals Inc.	97,727	409
* Cytokinetics Inc.	35,726	370
Phibro Animal Health Corp. Class A	10,985	325
LeMaitre Vascular Inc.	10,927	282
* OraSure Technologies Inc.	31,884	265
* Acorda Therapeutics Inc.	20,775	193
* Akorn Inc.	44,101	182
Computer Programs & Systems Inc.	6,711	173
* Community Health Systems Inc.	56,873	151
* Cutera Inc.	7,629	129
		75,223
Industrials (18.6%)
* Axon Enterprise Inc.	67,780	4,526
Exponent Inc.	59,319	3,325
* Aerojet Rocketdyne Holdings Inc.	83,083	3,205
* Proto Labs Inc.	31,077	3,119
UniFirst Corp.	17,780	2,823
* Mercury Systems Inc.	37,641	2,588
Albany International Corp. Class A	33,422	2,342
* Harsco Corp.	91,660	2,291
Tetra Tech Inc.	31,186	2,106
ESCO Technologies Inc.	29,876	2,088
Allegiant Travel Co. Class A	14,825	2,077
Franklin Electric Co. Inc.	44,283	1,941
John Bean Technologies Corp.	18,895	1,938
Brady Corp. Class A	38,520	1,783
* FTI Consulting Inc.	20,956	1,759
Matson Inc.	49,389	1,690
Korn Ferry	39,218	1,689
* Aerovironment Inc.	24,571	1,591
Mobile Mini Inc.	51,545	1,581

US Ecology Inc.	25,464	1,516
* SPX Corp.	50,189	1,493
* WageWorks Inc.	27,900	1,394
Simpson Manufacturing Co. Inc.	22,829	1,389
AAON Inc.	30,312	1,376
Raven Industries Inc.	41,505	1,359
Applied Industrial Technologies Inc.	24,614	1,337
* Chart Industries Inc.	16,716	1,281
Watts Water Technologies Inc. Class A	15,256	1,242
Barnes Group Inc.	23,464	1,214
Forward Air Corp.	21,195	1,183
Hillenbrand Inc.	30,341	1,130
Comfort Systems USA Inc.	23,322	1,100
Cubic Corp.	17,480	986
Federal Signal Corp.	38,747	926
AZZ Inc.	21,307	897
* Gibraltar Industries Inc.	22,867	816
Actuant Corp. Class A	36,564	810
Kaman Corp.	14,429	802
* Hub Group Inc. Class A	17,249	672
Hawaiian Holdings Inc.	25,028	625
* DXP Enterprises Inc.	18,364	592
Heartland Express Inc.	32,736	585
Tennant Co.	10,066	580
* Vicor Corp.	18,778	569
National Presto Industries Inc.	5,767	565
AAR Corp.	18,135	546
* PGT Innovations Inc.	35,972	538
Forrester Research Inc.	11,736	534
Navigant Consulting Inc.	23,702	521
Triumph Group Inc.	24,258	470
Lindsay Corp.	5,616	446
Heidrick & Struggles International Inc.	11,617	353
Insteel Industries Inc.	11,476	210
		74,519
Information Technology (13.6%)
Cabot Microelectronics Corp.	33,359	3,251
* Viavi Solutions Inc.	262,563	3,164
Brooks Automation Inc.	81,756	2,901
* 8x8 Inc.	110,195	2,659
* Qualys Inc.	23,810	2,110
* SPS Commerce Inc.	20,471	2,087
* Rogers Corp.	14,240	1,965
* Bottomline Technologies DE Inc.	43,194	1,887
* SolarEdge Technologies Inc.	33,792	1,811
Progress Software Corp.	35,428	1,451
* Alarm.com Holdings Inc.	24,353	1,420
* Virtusa Corp.	31,772	1,347
Power Integrations Inc.	20,672	1,347
* Cardtronics plc Class A	43,254	1,306
EVERTEC Inc.	44,389	1,272
* LivePerson Inc.	43,298	1,205
* Perficient Inc.	38,155	1,161
* Fabrinet	25,959	1,107
* 3D Systems Corp.	132,071	1,068
KEMET Corp.	66,745	1,061
CTS Corp.	37,630	996

* ExlService Holdings Inc.	16,580	983
* Cray Inc.	27,408	960
* MaxLinear Inc.	44,394	940
Badger Meter Inc.	17,739	937
* Advanced Energy Industries Inc.	18,445	925
* OSI Systems Inc.	8,307	861
* Knowles Corp.	53,940	848
* Nanometrics Inc.	28,116	800
CSG Systems International Inc.	16,310	731
* Diodes Inc.	22,555	698
* MicroStrategy Inc. Class A	5,019	667
^ Ebix Inc.	14,157	664
* Unisys Corp.	59,059	573
* ePlus Inc.	7,979	564
NIC Inc.	35,176	561
* Harmonic Inc.	102,683	536
Monotype Imaging Holdings Inc.	31,866	519
MTS Systems Corp.	9,030	490
* FARO Technologies Inc.	10,368	457
* Agilysys Inc.	20,378	444
* Control4 Corp.	16,447	389
* Extreme Networks Inc.	67,447	380
* Rudolph Technologies Inc.	16,427	379
* Diebold Nixdorf Inc.	40,699	346
* OneSpan Inc.	24,301	339
Cohu Inc.	21,094	307
* Axcelis Technologies Inc.	17,635	262
* CEVA Inc.	11,027	252
* CalAmp Corp.	24,044	244
* SMART Global Holdings Inc.	10,424	178
Park Electrochemical Corp.	11,410	170
* DSP Group Inc.	11,262	157
* Arlo Technologies Inc.	36,327	125
* Kopin Corp.	45,878	53
		54,315
Materials (2.9%)
Quaker Chemical Corp.	15,364	2,779
Innospec Inc.	28,156	2,272
Balchem Corp.	20,463	1,856
Kaiser Aluminum Corp.	18,572	1,655
Materion Corp.	15,134	915
* SunCoke Energy Inc.	74,300	545
* Ferro Corp.	33,514	454
Hawkins Inc.	11,118	395
* AK Steel Holding Corp.	217,378	374
FutureFuel Corp.	15,395	160
		11,405
Real Estate (7.1%)
Agree Realty Corp.	43,317	2,900
CareTrust REIT Inc.	109,052	2,651
Four Corners Property Trust Inc.	78,825	2,267
National Storage Affiliates Trust	65,366	1,947
Acadia Realty Trust	53,641	1,467
DiamondRock Hospitality Co.	146,387	1,451
Easterly Government Properties Inc.	78,509	1,445
LTC Properties Inc.	31,167	1,395

American Assets Trust Inc.		24,494	1,112
Washington REIT		41,366	1,101
Armada Hoffler Properties Inc.		57,888	955
^ Innovative Industrial Properties Inc.		11,243	945
Washington Prime Group Inc.		213,980	877
HFF Inc. Class A		18,976	820
Community Healthcare Trust Inc.		20,453	800
* Marcus & Millichap Inc.		24,662	753
Urstadt Biddle Properties Inc. Class A		34,397	753
Universal Health Realty Income Trust		9,163	751
Global Net Lease Inc.		40,483	745
NorthStar Realty Europe Corp.		44,670	736
Office Properties Income Trust		29,851	714
RPT Realty		58,035	706
Getty Realty Corp.		22,615	700
Saul Centers Inc.		8,304	446
			28,437
Utilities (2.0%)
American States Water Co.		28,818	2,102
California Water Service Group		31,605	1,555
Northwest Natural Holding Co.		21,997	1,514
Avista Corp.		35,624	1,488
El Paso Electric Co.		24,911	1,450
			8,109
Total Common Stocks (Cost $376,405)			397,953
	Coupon
Temporary Cash Investment (1.8%)1
Money Market Fund (1.8%)
2,3 Vanguard Market Liquidity Fund (Cost
$7,268)	2.527%	72,676	7,269
Total Investments (101.3%) (Cost $383,673)			405,222
Other Assets and Liabilities-Net (-1.3%)3,4			(5,157)
Net Assets (100%)			400,065

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,120,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $4,335,000 of collateral received for securities on loan.
4 Cash of $114,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	28	2,053	(106)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

S&P Small-Cap 600 Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	397,953	—	—
Temporary Cash Investments	7,269	—	—
Futures Contracts—Liabilities[1]	(28)	—	—
Total	405,194	—	—
1 Represents variation margin on the last day of the reporting period.